Goodwill - Key assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of sensitivity increase to key assumptions	1.00%
Terminal growth rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of sensitivity decrease to key assumptions	(1.00%)
Return on capital provision assets
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of sensitivity decrease to key assumptions	(1.00%)
Capital provision | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) in value	$ (279,556)	$ (259,781)
Capital provision | Terminal growth rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) in value	(214,849)	(200,020)
Capital provision | Return on capital provision assets
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) in value	(165,300)	(198,301)
Asset management | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) in value	(12,662)	(17,829)
Asset management | Terminal growth rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) in value	(9,773)	(14,373)
Asset management | Return on capital provision assets
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase (decrease) in value	$ (7,986)	$ (9,611)